Annual Fund Operating Expenses - AMERICAN CENTURY MUNICIPAL TRUST	Oct. 01, 2026
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.60%
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.40%
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.37%
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.85%
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.60%
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.47%
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.27%
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.24%
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.72%
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.47%
TAX-FREE MONEY MARKET FUND | TAX-FREE MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%